PRINCIPAL ACCOUNTING POLICIES - Foreign currencies, Restricted cash and short-term investment (Details) - ¥ / $	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Exchange rate for translation	6.9762	6.8632
Restricted cash in relation to guarantee (as a percent)	4.40%	7.50%